Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2020 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.18%
Alaska - 3.04%
Alaska Housing Finance Corp.
5.000%, 12/01/2033	$2,590,000	$3,209,735
Arizona - 1.96%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	804,481
5.000%, 01/01/2036	1,000,000	1,267,010
		2,071,491
Colorado - 2.48%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2025	420,000	457,674
Colorado Educational & Cultural Facilities Authority
5.000%, 03/01/2035	1,610,000	2,164,999
		2,622,673
Connecticut - 2.61%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	491,407
Connecticut State Health & Educational Facilities Authority - Yale University
2.050%, 07/01/2035 (a)	1,025,000	1,041,400
Connecticut State Health & Educational Facility Authority - Yale University
2.000%, 07/01/2042 (a)	1,140,000	1,229,103
		2,761,910
Florida - 2.84%
Florida Housing Finance Corp.
2.250%, 01/01/2026	450,000	477,846
3.200%, 07/01/2030	765,000	812,614
Florida's Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,705,560
		2,996,020
Illinois - 8.17%
Chicago O'Hare International Airport
5.000%, 01/01/2033	775,000	897,814
5.000%, 01/01/2036	2,000,000	2,358,180
5.000%, 01/01/2036	1,015,000	1,174,000
Illinois Finance Authority
5.000%, 07/01/2034	1,000,000	1,305,530
Illinois Finance Authority - Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,892,924
		8,628,448
Iowa - 0.75%
Iowa State University of Science & Technology - Iowa State University of Science
3.000%, 07/01/2025	720,000	789,883
Kansas - 1.45%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,210,000	1,532,054
Kentucky - 0.26%
Louisville and Jefferson County Metropolitan Sewer District
3.000%, 10/23/2020	270,000	270,956
Massachusetts - 4.59%
Massachusetts Development Finance Agency
5.000%, 07/01/2050 (a)	750,000	982,455
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	517,737
Massachusetts Development Finance Agency - Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,352,185
		4,852,377

Minnesota - 1.70%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2026	550,000	623,546
5.000%, 01/01/2030	1,040,000	1,171,030
		1,794,576
Nebraska - 1.50%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	543,037
3.350%, 09/01/2028	1,000,000	1,041,000
		1,584,037
Nevada - 6.11%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,341,039
County of Clark Department of Aviation
5.000%, 07/01/2033	1,750,000	1,984,185
Las Vegas Valley Water District
5.000%, 06/01/2026	800,000	863,584
5.000%, 06/01/2030	1,300,000	1,399,047
5.000%, 06/01/2030	700,000	866,075
		6,453,930
New Jersey - 1.72%
New Jersey Turnpike Authority
5.000%, 01/01/2036	1,500,000	1,820,655
New York - 11.09%
City of New York NY
5.000%, 12/01/2034	500,000	628,945
Metropolitan Transportation Authority
4.000%, 11/15/2035	1,000,000	1,027,460
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2034	1,000,000	1,221,200
New York State Dormitory Authority
5.000%, 02/15/2033	1,000,000	1,169,930
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,780,525
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,843,622
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	433,272
3.125%, 10/01/2032	970,000	1,048,502
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	1,255,000	1,566,541
		11,719,997
North Carolina - 0.62%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	652,254
Ohio - 2.90%
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	953,835
5.000%, 12/01/2030	1,675,000	2,113,800
		3,067,635
Pennsylvania - 7.05%
Commonwealth of Pennsylvania
3.250%, 08/15/2026	1,560,000	1,741,319
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,280,188

4.000%, 11/15/2035	1,480,000	1,678,794
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	510,000	540,233
3.200%, 10/01/2031	2,065,000	2,208,187
		7,448,721
Texas - 24.47%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,197,880
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	366,332
Arlington Higher Education Finance Corp. - KIPP Texas, Inc.
5.000%, 08/15/2027	1,220,000	1,567,066
City of Houston, TX
5.000%, 03/01/2029	2,575,000	3,249,830
City of Houston, TX Combined Utility System Revenue
1.666%, 12/01/2028 (b)	2,550,000	2,395,368
5.000%, 11/15/2033	825,000	1,121,431
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,346
La Joya Independent School District
5.000%, 02/15/2028	550,000	713,570
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,173,442
North Texas Tollway Authority
5.000%, 01/01/2026	1,265,000	1,448,526
3.991%, 09/01/2037 (b)	2,025,000	1,141,817
San Antonio Water System
2.625%, 05/01/2049 (a)	2,750,000	2,940,712
State of Texas
5.000%, 10/01/2034	1,250,000	1,583,775
Tarrant Regional Water District
5.000%, 03/01/2029	2,575,000	3,099,399
Texas Municipal Gas Acquisition and Supply Corp I
6.250%, 12/15/2026	3,245,000	3,840,879
		25,845,373
Virginia - 2.53%
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,490,000	1,646,450
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,025,090
		2,671,540
Washington - 6.83%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	937,095
City of Seattle WA Municipal Light & Power Revenue
5.000%, 04/01/2031	1,000,000	1,330,840
State of Washington
5.000%, 07/01/2029	1,500,000	1,846,905
5.000%, 06/01/2032	1,275,000	1,687,654
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,415,285
		7,217,779
Wisconsin - 3.51%
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,178,029
5.000%, 11/01/2032	1,000,000	1,259,190
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,273,660
		3,710,879
TOTAL MUNICIPAL BONDS (Cost $98,295,116)		103,722,923

	Shares
Money Market Funds - 1.05%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	1,104,377	1,104,377
Total Money Market Funds (Cost $1,104,377)		1,104,377

Total Investments (Cost $99,399,493) - 99.23%		104,827,300
Other Assets in Excess of Liabilities - 0.77%		815,989
Total Net Assets - 100.00%		$105,643,289

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield as of August 31, 2020.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2020.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,506,023	$28,602,290	$-	$75,108,313
Exchange-Traded Funds	2,099,245	-	-	2,099,245
Preferred Stock	-	231,465	-	231,465
Real Estate Investment Trusts	1,538,841	-	-	1,538,841
Total Equity Securities	50,144,109	28,833,755	-	78,977,864
Money Market Funds	2,766,812	-	-	2,766,812
Total Investments in Securities	$52,910,921	$28,833,755	$-	$81,744,676

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$4,169,990	$-	$4,169,990
Corporate Bonds	-	15,358,122	-	15,358,122
Exchange-Traded Funds	2,284,054		-	2,284,054
Mortgage Backed Securities	-	14,919,720	-	14,919,720
Municipal Bonds	-	16,083,533	-	16,083,533
U.S. Government Notes/Bonds	-	16,829,733	-	16,829,733
U.S. Government Agency Issues	-	3,248,071	-	3,248,071
Total Fixed Income Securities	2,284,054	70,609,169	-	72,893,223
Money Market Funds	987,078	-	-	987,078
Total Investments in Securities	$3,271,132	$70,609,169	$-	$73,880,301

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$103,722,923	$-	$103,722,923
Total Fixed Income Securities	-	103,722,923	-	103,722,923
Money Market Funds	1,104,377	-	-	1,104,377
Total Investments in Securities	$1,104,377	$103,722,923	$-	$104,827,300

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$49,089,982	$-	$49,089,982
Total Fixed Income Securities	-	49,089,982	-	49,089,982
Money Market Funds	13,117	-	-	13,117
Total Investments in Securities	$13,117	$49,089,982	$-	$49,103,099

The Funds held no Level 3 securities during the period ended August 31, 2020.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2020.